Note 10 - Fair Value: Schedule of Fair Vale, Assets and Liabilities Measured on recurring Basis (Details) (USD $)	Jun. 30, 2013
Details
Convertible Debt, Fair Value Disclosures	$ 65,823
Derivative Asset, Fair Value, Net	$ 211,566